TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Amount Reconciliation
Income tax expense (benefit) at PRC statutory income tax rate	$ (325,853)	$ 104,890	$ 16,038
Impact of different tax rates in other jurisdictions	(21,332)	(94,271)
Effect of PRC preferential tax rate	266,791	116,831	3,499
Effect of change in tax rate		233,082
Super deduction of qualified R&D expenditures	(26,306)	(28,390)	(93,185)
Effect of change in valuation allowance	187,751	(111,786)	5,653
Net operating losses expired	5,096
Non-deductible items and others	164	36,975	(541)
Income tax expense	$ 86,311	$ 257,331	$ (68,536)
Qualified R&D Expenditures of PRC Deduction Percentage	100.00%